DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Narrative (Details) - VOBA - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Acquisition Costs [Line Items]
Acquisition from business combination	$ 571	$ 0
Amortization and other	$ 125